Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section should be read in conjunction with the full Executive Compensation disclosure, which includes additional discussion of the objectives of the Company's executive compensation program and how it aligns with the Company's financial and operational performance.

Pay Versus Performance Table

The following table presents, for each of the five most recent fiscal years:

• total compensation, as calculated in the Summary Compensation Table, for the President and CEO (also referred to herein as the "Principal Executive Officer") and an average for the other NEOs;

• compensation actually paid ("CAP") to the NEOs, an SEC-prescribed calculation that adjusts total compensation for the items described below and does not equate to realized compensation;

• the Company's cumulative TSR since the last trading day before the earliest year presented;

• the Company's net income (loss); and

• net cash used in the Company's operating activities.

Year	Summary Compensation Table Total for Principal Executive Officer ($)(1)	Compensation Actually Paid to Principal Executive Officer ($)	Average Summary Compensation Table Total for Other Named Executive Officers ($)(2)(3)	Average Compensation Actually Paid to Other Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($)	Net Cash Used in Operating Activities ($)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)
2025	2,601,728	9,092,731	1,584,301	4,181,340	341.31	220.73	(86,111)	89,480
2024	2,445,027	1,173,130	1,011,421	747,315	120.42	147.44	(47,841)	43,973
2023	2,060,136	1,056,571	1,175,670	891,365	168.78	174.83	99,756	15,409
2022	2,747,850	1,484,907	686,862	427,754	145.77	148.64	(59,944)	49,702
2021	1,252,750	5,793,092	421,088	1,275,744	179.11	180.61	1,448	29,294
2020					100.00	100.00

Notes:

(1) For the years 2025, 2024, 2023, 2022, and 2021, this is the total compensation, as depicted in the Summary Compensation Table below, for President and CEO, Mr. Chalmers.

(2)  For 2025, this is the average total compensation, as depicted in the Summary Compensation Table above, for the Company's NEOs other than Mr. Chalmers, being: Ross R. Bhappu, President and CEO, David C. Frydenlund, Executive VP and CLO, Nathan R. Bennett, CFO, and Timothy J. Carstens, Executive VP, Heavy Mineral Sands Operations. For 2024, this is the average total compensation, as depicted in the Summary Compensation Table above, for the Company's NEOs other than Mr. Chalmers, being: David C. Frydenlund, Executive VP, CLO and Corporate Secretary, Curtis H. Moore, Senior VP, Marketing and Corporate Development, Nathan R. Bennett, Chief Accounting Officer/Interim CFO and Timothy J. Carstens, Executive VP, Heavy Mineral Sands Operations.For 2023, this is the average total compensation, as depicted in the Summary Compensation Table above, for the Company's NEOs other than Mr. Chalmers, being: David C. Frydenlund, Executive VP, CLO and Corporate Secretary, Tom L. Brock, CFO through December 31, 2023, John L. Uhrie, Chief Operating Officer through July 14, 2023, Curtis H. Moore, Senior VP, Marketing and Corporate Development, and Scott A. Bakken, VP, Regulatory Affairs. For 2022, this represents the average total compensation for David C. Frydenlund, Executive VP, CLO and Corporate Secretary, Tom L. Brock, CFO, John L. Uhrie, Chief Operating Officer, and Curtis H. Moore, Senior VP, Marketing and Corporate Development. For 2021, this represents the average total compensation for David C. Frydenlund, CFO, General Counsel and Corporate Secretary, Curtis H. Moore, VP, Marketing and Corporate Development, Scott A. Bakken, VP, Regulatory Affairs, and Dee Ann Nazarenus, VP, Human Resources and Administration.

(3) For 2025, the average total compensation includes a severance payment made to Mr. Carstens of $0.7 million. For 2023, the average total compensation includes a severance payment made to Mr. Uhrie of $1.1 million and a severance payment made to Mr. Brock of $1.1 million.

(4)  The Company's TSR represents a cumulative total 5-year return based on an initial investment of $100 in Energy Fuels Common Shares beginning on December 31, 2020, as compared with a peer group consisting of Arafura Rare Earths Ltd, Boss Resources, Cameco, Deep Yellow Ltd., Denison Mines, Eramet S.A., GoviEx Uranium, Iluka Resources Limited, Image Resources, Kenmare Resources plc, Lynas Rare Earth Ltd., MP Materials Corp, Neo Performance Materials, NexGen Energy, Paladin Energy, Peninsula Energy, Rare Element Resources Ltd., Texas Mineral Resources Corp., Tronox Holdings Plc, Ucore Rare Metals Inc., Uranium Energy Corp, and Ur-Energy. The closing prices of Energy Fuels' Common Shares on December 31, 2025, 2024, 2023, 2022, and 2021 (or the last trading day prior thereto) were $14.54, $5.13, $7.19, $6.21 and $7.63, respectively.

To calculate CAP to the President and CEO and the average CAP to the other NEOs, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table:

Year	Summary Compensation Total ($)	Deductions		Additions		Compensation Actually Paid ($)
		Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Aggregate Change in Value of Accumulated Benefits Under Pension Plan and ESSRP ($)	Fair Value of Stock Awards as Determined in Accordance with the SEC's CAP Methodology ($)	Value of Service Cost and Prior Service Cost Attributable to the Executive Under the Pension Plan ($)
Principal Executive Officer(1)
2025	2,601,728	1,295,736	Nil	7,786,739	Nil	9,092,731
2024	2,445,027	1,187,933	Nil	(83,964)	Nil	1,173,130
2023	2,060,136	1,061,280	Nil	57,715	Nil	1,056,571
2022	2,747,850	1,894,000	Nil	631,057	Nil	1,484,907
2021	1,252,750	510,000	Nil	5,050,342	Nil	5,793,092
Average for other NEOs(2)
2025	1,584,301	823,695	Nil	3,420,734	Nil	4,181,340
2024	1,011,421	538,154	Nil	274,048	Nil	747,315
2023	1,175,670(3)	351,311	Nil	67,006	Nil	891,365(3)
2022	686,862	349,708	Nil	90,600	Nil	427,754
2021	421,088	123,521	Nil	978,177	Nil	1,275,744

Notes:

(1) For 2025, the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology for the Principal Executive Officer was calculated as $3,330,660 for awards granted during the year that remain unvested, plus an increase of $4,452,002 for changes in the fair value for awards granted in prior years that remain unvested, plus an increase of $4,077 for RSU awards that vested during the year due to an increase in the share price from $5.13 on December 31, 2024 to the vested share price of $5.17 on January 27, 2025, totaling a net increase for the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology during 2025 of $7,786,739. The CAP to the Principal Executive Officer in 2025 using the SEC’s CAP methodology was then calculated as the Principal Executive Officer’s Total Compensation for 2025 as set out in the Summary Compensation Table, less the amount reported in the Summary Compensation Table for Stock Awards made to the Principal Executive Officer, plus the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology. This resulted in CAP to the Principal Executive Officer in 2025 of $9,092,731. For 2024, the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology for the Principal Executive Officer was calculated as $755,418 for awards granted during the year that remain unvested, less a decrease of $851,075 for changes in the fair value for awards granted in prior years that remain unvested, plus an increase of $11,964 for RSU awards that vested during the year due to an increase in the share price from $5.13 on December 31, 2024 to the vested share price of $7.30 on January 27, 2024, totaling a net decrease amount for the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology during 2024 of $83,964. The CAP to the Principal Executive Officer in 2024 using the SEC’s CAP methodology was then calculated as the Principal Executive Officer’s Total Compensation for 2024 as set out in the Summary Compensation Table, less the amount reported in the Summary Compensation Table for Stock Awards made to the Principal Executive Officer, plus the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology. This resulted in CAP to the Principal Executive Officer in 2024 of $1,173,130. For 2023, the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology for the Principal Executive Officer was calculated as $1,001,843 for awards granted during the year that remain unvested, less a decrease of $1,084,552 for changes in the fair value for awards granted in prior years that remain unvested, plus an increase of $140,673 for RSU awards that vested during the year due to a decrease in the share price from $7.19 on December 31, 2023 to the vested share price of $7.54 on January 27, 2023, totaling a net amount for the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology during 2023 of $57,715. The CAP to the Principal Executive Officer in 2023 using the SEC’s CAP methodology was then calculated as the Principal Executive Officer’s Total Compensation for 2023 as set out in the Summary Compensation Table, less the amount reported in the Summary Compensation Table for Stock Awards made to the Principal Executive Officer, plus the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology. This resulted in Compensation Actually Paid to the Principal Executive Officer in 2023 of $1,056,571. For 2022, the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology for the Principal Executive Officer was calculated as $1,840,035 for awards granted during the year that remain unvested, less a decrease of $936,552 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $272,426 for RSU awards that vested during the year due to a decrease in the share price from $6.21 on December 31, 2022 to the vested share price of $5.65 on January 27, 2022, totaling a net amount for the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology during 2022 of $631,057. The CAP to the Principal Executive Officer in 2022 using the SEC’s CAP methodology was then calculated as the Principal Executive Officer’s Total Compensation for 2022 as set out in the Summary Compensation Table, less the amount reported in the Summary Compensation Table for Stock Awards made to the Principal Executive Officer, plus the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology. This resulted in CAP to the Principal Executive Officer in 2022 of $1,484,907. For 2021, the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology for the Principal Executive Officer was calculated as $1,000,331 for awards granted during the year that remain unvested, plus an increase of $1,281,388 for changes in the fair value for awards granted in prior years that remain unvested, plus an addition of $2,768,623 for awards that vested during the year, nearly all of which were related to SARs with an exercise price of $2.92 whereby the share price was $7.14 on March 17, 2021 for the vesting of the first tranche and $9.77 on November 3, 2021 for the vesting of the second tranche, totaling $5,050,342, resulting in CAP to the Principal Executive Officer using this methodology of $5,793,092 for 2021.

(2) For 2025, the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology for the average of other NEOs was calculated as $1,840,287 for awards granted during the year that remain unvested, less an increase of $1,113,346 for changes in the fair value for awards granted in prior years that remain unvested, plus an increase of $467,102 for RSU awards that vested during the year. The increase was primarily due to Mr. Carstens' RSUs due to an increase in the share price from $5.13 on December 31, 2024 to the vested share price of $16.82 on October 2, 2025.  The total average increase in the Fair-Value of stock awards was $3,420,734, resulting in CAP to the average of other NEOs using this methodology of $4,181,340 for 2025.  For 2024, the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology for the average of other NEOs was calculated as $408,092 for awards granted during the year that remain unvested, less a decrease of $136,228 for changes in the fair value for awards granted in prior years that remain unvested, plus an increase of $2,185 for RSU awards that vested during the year due to an increase in the share price from $7.19 on December 31, 2023 to the vested share price of $7.30 on January 27, 2024, totaling $274,048, resulting in CAP to the average of other NEOs using this methodology of $747,315 for 2024. For 2023, the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology for the average of other NEOs was calculated as $170,258 for awards granted during the year that remain unvested, less a decrease of $103,161 for changes in the fair value for awards granted in prior years that remain unvested, plus an increase of $31,600 for RSU awards that vested during the year due to an increase in the share price from $6.21 on December 31, 2022 to the vested share price of $7.54 on January 27, 2023, less $31,692 for awards granted in prior years that did not meet the applicable vesting conditions during the year, totaling $67,006, resulting in Compensation Actually Paid to the average of other NEOs using this methodology of $891,365 for 2023. For 2022, the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology for the average of other NEOs was calculated as $344,901 for awards granted during the year that remain unvested, less a decrease of $201,080 for changes in the fair value for awards granted in prior years that remain unvested, less a decrease of $53,222 for RSU awards that vested during the year due to a decrease in the share price from $7.63 on December 31, 2021 to the vested share price of $5.65 on January 27, 2022, totaling $90,600, resulting in CAP to the average of other NEOs using this methodology of $427,754 for 2022. For 2021, the Fair-Value of Stock Awards as Determined in Accordance with the SEC’s CAP Methodology for the average of other NEOs was calculated as $242,273 for awards granted during the year that remain unvested, plus an increase of $404,704 for changes in the fair value for awards granted in prior years that remain unvested, plus an addition of $331,200 for awards that vested during the year , nearly all of which were related to SARs with an exercise price of $2.92 whereby the share price was $7.14 on March 17, 2021 for the vesting of the first tranche and $9.77 on November 3, 2021 for the vesting of the second tranche, totaling $978,177, resulting in CAP to the average of other NEOs using this methodology of $1,275,744 for 2021.

(3) This amount includes a severance payment made to Mr. Uhrie of $1,069,071 and a severance payment made to Mr. Brock of $1,077,828, each in connection with their terminations of employment, "without just cause" as defined in their Employment Agreements, in 2023.

The fair value of Common Share awards includes the value of RSU awards, performance-based SAR awards and Performance-Based Options granted as of December 31, 2025. The measurement date fair value of RSU awards was determined based on the higher of (i) the five-day VWAP of the Company's Common Shares on the NYSE American ending on the trading day immediately prior to the date of grant, and (ii) the market closing price of the Company's Common Shares on the NYSE American on the trading day immediately prior to the date of grant.

The SAR awards include three (3) tiered, market-based vesting components that require the sustained retention of set Common Share values, each over a 90-calendar-day period within the grant's five-year term. While market-based, the SARs are nonetheless viewed as performance-based instruments because they only vest upon the achievement of performance goals designed to significantly increase TSR, which the Company directly links to management's performance in developing, implementing and growing its initiatives, all while balancing compensation incentives with risk management. The measurement date fair value of the market-based component of the performance share awards was determined using a Monte Carlo fair value simulation model incorporating the assumptions outlined below.

Grant Year	2019
Measurement Date	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023
Risk-free interest rate	1.7%	0.2%	0.7%	4.7%	5.6%
Expected term (in years)	4.1	3.1	2.1	1.1	0.1
Expected volatility	65.0%	72.5%	85.0%	80.0%	57.5%
Dividend yield	0%	0%	0%	0%	0%

Grant Year	2022
Measurement Date	12/31/2022	12/31/2023	12/31/2024	12/31/2025
Risk-free interest rate	4.1%	4.0%	4.3%	3.6%
Expected term (in years)	4.1	3.1	2.1	1.1
Expected volatility	82.5%	57.5%	62.5%	87.5%
Dividend yield	-%	-%	-%	-%

Grant Year	2023
Measurement Date	12/31/2023	12/31/2024	12/31/2025
Risk-free interest rate	4.0%	4.3%	3.5%
Expected term (in years)	3.1	2.1	2.1
Expected volatility	57.5%	62.5%	90.0%
Dividend yield	-%	-%	-%

The Performance-Based Option awards are set at a 10% premium to the higher of (i) the VWAP of the Common Shares of the Company on the NYSE American for the five trading days ending on the last trading day prior to the date of the meeting when granted, and (ii) the closing price of the Common Shares of the Company on the NYSE American on the last trading day prior to the date of such meeting.The measurement date fair value of the market-based component of the performance share awards was determined using a Black Scholes fair value simulation model incorporating the assumptions outlined below.

Grant Year	2024
Measurement Date	12/31/2024	12/31/2025
Risk-free interest rate	4.3%	3.5%
Expected term (in years)	2.5	1.7
Expected volatility	56.1%	75.3%
Dividend yield	-%	-%

Grant Year	2025
Measurement Date	12/31/2025
Risk-free interest rate	3.6%
Expected term (in years)	2.3
Expected volatility	68.3%
Dividend yield	-%

Compensation Actually Paid Versus Financial Performance Measures

The following disclosure summarizes the relationship between each of the financial performance measures in the pay versus performance table above and CAP to our President and CEO and, on average, to our other NEOs, for each of the five years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Relationship Between Executive Compensation Actually Paid and the Cumulative Total Shareholder Return Over the Last Five Years

Over the last five years spanning December 31, 2020 through December 31, 2025, the Company's increase in TSR was 241.31% (an increase from $100.00 to $341.31 over that time period) compared to an increase of 120.73% (an increase from $100.00 to $220.73) for the Company's uranium peers. The Company's stronger performance relative to the peers is particularly noteworthy due to the fact that during that time period the Company has not only focused on maintaining a strong position in the uranium market but has also diversified into other commodities (most particularly HMS and REEs) to provide more protection in down uranium markets. A 241.31% TSR over a five-year period with the added diversification into other commodities besides uranium, particularly compared to a lesser performance by the Company's peer group as a whole during the same period, is viewed by the Company as significantly positive and was therefore taken into account, along with other factors, in connection with the increases in total compensation paid to the Company's President and CEO and other NEOs in 2025 compared to 2024. Other factors that contributed to increases in compensation levels for the President and CEO and other NEOs of the Company over the last five years were: the increase in the market capitalization of the Company and an increase in the size of other companies in the Company's peer group used for compensation decisions; and the success of the Company in a number of its initiatives, as more particularly set forth in the 2025 Subjective Factors described under 2025 STIP Goals and Performance, above.

Relationship Between Executive Compensation Actually Paid and Net Income Over the Last Five Years

The Company is in industries that are heavily dependent on the prices of uranium, REEs, HMS and vanadium. When these commodity prices are high, development, extraction, production and related operations have the potential to be in full swing. However, when these commodity prices are low, operations and other development activities may be curtailed, and properties and facilities may be placed on standby or even shut down. In addition, many of the Company’s projects are in the development or permitting stage and are generating negative cash flows at this time. During periods of low commodity prices, which the Company has experienced in varying degrees over the last several years, and with projects in the development and permitting stages, industry participants may face negative cash flows and losses and are often tasked with minimizing those negative cash flows and losses, while at the same time maintaining their valuable assets in a state of readiness for a ramp-up when commodity prices recover and/or project development is complete, all while continuing to grow and diversify their asset bases. As a result of this heavy reliance on commodity prices and large fluctuations in cash flows and income and losses, common performance metrics, such as net income, earnings per share, revenue growth, and earnings before interest, taxes, depreciation and amortization, etc. are not always meaningful to the Company at this stage in its growth and development. Further, the Company’s share price and TSR are heavily impacted by commodity price changes and expectations of future commodity price changes, which are often unrelated to net income and other typical performance measures for companies whose operations are on standby or in a negative cash-flow growth/diversification mode. As a result, the CAP to the CEO and other NEOs can be heavily influenced by the impact of share price fluctuations on unvested securities, which can often outweigh any impacts that changes in net income and other typical performance metrics may have on CAP.

As a result, the Company’s STIP and LTIP contain performance criteria tailored specifically to the Company in light of the general inability to rely on more standard performance indicators. The STIP sets short-term performance goals each year that are tied primarily to the Company meeting its annual budget, as set by the Board, as well as the objectives over the year as set out in the Company’s long-term strategic plan. Cash bonuses for NEOs are awarded each year based on performance relative to the STIP performance goals for the year, as determined by the Board in January of the following year.

As also discussed in more detail above, the LTIP sets long-term performance goals each year tailored specifically to the Company that have implications beyond the current year. Equity awards for NEOs are awarded for each year based on performance relative to the LTIP performance goals for the year, as determined by the Board in January of the following year.

Relationship Between Executive Compensation Actually Paid and Net Cash Used in Operating Activities Over the Last Five Years

Although the Company does not rely on net cash used in operating activities, per se, in its compensation decisions, one of the performance goals in the Company’s STIP over the last several years has been related to how well management manages the Company’s annual cash flows within budget while achieving the budgeted initiatives. Accordingly, net cash used in operating activities is the most meaningful financial metric.

Performance Measures

The performance measures which we believe are most important and are used in our STIP and LTIP in determining compensation paid to each of our NEOs are generally applied equally across each NEO, recognizing the need for all top executives to focus primarily on working as a team to achieve the objective corporate goals set out for the Company in a given year and on a long-term basis. In 2025, Messrs. Chalmers, Bhappu, Frydenlund, Bennett and Carstens were considered NEOs of the Company. Only the NEOs and other officers of the Company were subject to the STIP and LTIP in 2025.

Included in the table below are the most important performance measures used to link CAP to Company performance, by NEO, for the year ended December 31, 2025.

NEO	Total Shareholder Return(1)	Total Recurring and Non- Recurring Cash Flow(2)	Working Capital(3)	Company satisfies specified milestones for advancement of REE initiative(4)	Company satisfies specified milestones for advancement of radioisotope initiative(5)	Company secures additional activities expected to result in Net Cash Increment to Company beyond 2025(6)	Company obtains specified permitting milestones(7)	Company satisfies specified milestones for Mining Activities(8)
Mark S. Chalmers	☑	☑	☑	☑	☑	☑	☑	☑
Ross R. Bhappu	☑	☑	☑	☑	☑	☑	☑	☑
David C. Frydenlund	☑	☑	☑	☑	☑	☑	☑	☑
Nathan R. Bennett	☑	☑	☑	☑	☑	☑	☑	☑
Timothy J. Carstens	☑	☑	☑	☑	☑	☑	☑	☑

Notes:

(1) For more on this performance measure, refer to the Performance Graph "Comparison of 5-Year Cumulative Total Return" and 2025 LTIP Goals and Performance, "Total Shareholder Return Performance," above.

(2) For more on this performance measure, refer to 2025 STIP Goals and Performance, "Total Recurring and Non-Recurring Cash Flow, plus Minimum Liquid Working Capital Balance," above.

(3) For more on this performance measure, refer to 2025 STIP Goals and Performance, "Total Recurring and Non-Recurring Cash Flow, plus Minimum Liquid Working Capital Balance," 2024 LTIP Goals and Performance, "Secure Additional Activities that are Expected to Result in a Net Cash Increment to the Company Beyond 2024," and the STIP and LTIP subjective component, "Strong Working Capital Position," above.

(4) For more on this performance measure, refer to 2025 STIP Goals and Performance, "ESG Goal: Advance REE Initiative" and "ESG Goal: Advance South Bahia Project," 2025 LTIP Goals and Performance, "ESG Goal: Advance Long Term REE Initiatives" and the STIP and LTIP subjective components, "M&A Activity," "Advancing Toliara," "Advancing Toward FIC for Donald Project," "REE Program Advancement" and "Expanded the Management Team," above.

(5) For more on this performance measure, refer to 2025 STIP Goals and Performance, "ESG Goal: Advance TAT Development and Permitting," and the STIP and LTIP subjective components, "M&A Activity," and "TAT Program" and "Expanded the Management Team," above.

(6) For more on this performance measure, refer to 2025 LTIP Goals and Performance, "Secure Additional Activities that are Expected to Result in a Net Cash Increment to the Company Beyond 2025" and the STIP and LTIP subjective component, "Uranium Sales," above.

(7) For more on this performance measure, refer to 2025 LTIP Goals and Performance, "Scalability of Production" and the STIP and LTIP subjective component, "Permitting," above.

(8) For more on this performance measure, refer to 2025 STIP Goals and Performance, "Uranium Mining and Production," "Advance Development at Nichols Ranch," 2025 LTIP Goals and Performance, "Expand Uranium Resource Base," and the STIP and LTIP subjective components, "Uranium and Uranium/Vanadium Mining," "Navajo Nation Discussions," "Development Activities" and "Permitting," above.

Equity Grants in 2026 for Performance in 2025

Under the Company's LTIP and standard corporate practices, equity awards were made in January 2026 for performance during 2025, based on satisfaction of the various performance goals set out in the LTIP for 2025 for the NEOs and applying established bonus and equity thresholds that correspond to the individuals' respective employment classifications, as discussed above, for any other NEOs and salaried Company employees. See "Long-Term Incentives - Equity Compensation" in the Company's Compensation Analysis and Discussion, above. The following share-based equity grants (made in RSUs) and option-based equity grants (made in Performance-Based Options) were made in January 2026 for performance in 2025 and are not included in the Summary Compensation Table, above, which includes only equity grants made during the relevant fiscal years.

Name and Principal Position	Share Based Awards(1)	Option Based Awards(2)
Mark S. Chalmers Former CEO	$907,425	$387,789
Ross R. Bhappu President and CEO	$772,200	$330,000
David C. Frydenlund Executive VP and CLO	$542,786	$231,960
Nathan R. Bennett CFO	$258,863	$110,625
Timothy J. Carstens(3) Executive VP, Heavy Mineral Sands	Nil	Nil

Notes:

(1) The share-based awards were comprised of RSUs, which were granted in 2026 for performance in 2025, and which will appear in the Summary Compensation Table in the Proxy Statement Filed in 2026 as compensation for 2025. The fair value of each RSU award granted was calculated as the higher of (a) the closing trading price of the Common Shares on the NYSE American on the last trading day prior to the date of grant of the RSU, or (b) the VWAP of the Common Shares on the NYSE American for the five trading days ending on the last trading day prior to the date of grant of the RSU.

(2) Option-based awards granted in 2026 were in the form of Performance-Based Options (i.e., having a strike price set at a 10% premium to the FMV at the time of grant) granted in January 2026 for performance in 2025, and which will appear in the Summary Compensation Table in the Proxy Statement filed in 2027 as compensation for 2026. Each Performance-Based Option granted in 2026 for performance in 2025, which has vested, entitles the holder, on exercise, to be issued a fully paid and non-assessable Common Share of the Company. The fair value of each Performance-Based Option award granted, being $10.30/Performance-Based Option, was calculated using the Black Scholes valuation model. The Performance Based Options granted in 2026 are subject to a term of five years and vest as to 50% one year from the date of grant and as to 50% two years from the date of grant.

(3) Mr. Carstens' employment with the Company terminated on December 31, 2025. Mr. Carstens made the decision to step down after determining, in consultation with the Company, that his role in its pre-acquisition form was no longer required for genuine operational reasons. Mr. Carstens originally joined the Company by way of its acquisition of Base Resources on October 2, 2024.

Named Executive Officers, Footnote	For 2025, this is the average total compensation, as depicted in the Summary Compensation Table above, for the Company's NEOs other than Mr. Chalmers, being: Ross R. Bhappu, President and CEO, David C. Frydenlund, Executive VP and CLO, Nathan R. Bennett, CFO, and Timothy J. Carstens, Executive VP, Heavy Mineral Sands Operations. For 2024, this is the average total compensation, as depicted in the Summary Compensation Table above, for the Company's NEOs other than Mr. Chalmers, being: David C. Frydenlund, Executive VP, CLO and Corporate Secretary, Curtis H. Moore, Senior VP, Marketing and Corporate Development, Nathan R. Bennett, Chief Accounting Officer/Interim CFO and Timothy J. Carstens, Executive VP, Heavy Mineral Sands Operations.For 2023, this is the average total compensation, as depicted in the Summary Compensation Table above, for the Company's NEOs other than Mr. Chalmers, being: David C. Frydenlund, Executive VP, CLO and Corporate Secretary, Tom L. Brock, CFO through December 31, 2023, John L. Uhrie, Chief Operating Officer through July 14, 2023, Curtis H. Moore, Senior VP, Marketing and Corporate Development, and Scott A. Bakken, VP, Regulatory Affairs. For 2022, this represents the average total compensation for David C. Frydenlund, Executive VP, CLO and Corporate Secretary, Tom L. Brock, CFO, John L. Uhrie, Chief Operating Officer, and Curtis H. Moore, Senior VP, Marketing and Corporate Development. For 2021, this represents the average total compensation for David C. Frydenlund, CFO, General Counsel and Corporate Secretary, Curtis H. Moore, VP, Marketing and Corporate Development, Scott A. Bakken, VP, Regulatory Affairs, and Dee Ann Nazarenus, VP, Human Resources and Administration.
Peer Group Issuers, Footnote	The Company's TSR represents a cumulative total 5-year return based on an initial investment of $100 in Energy Fuels Common Shares beginning on December 31, 2020, as compared with a peer group consisting of Arafura Rare Earths Ltd, Boss Resources, Cameco, Deep Yellow Ltd., Denison Mines, Eramet S.A., GoviEx Uranium, Iluka Resources Limited, Image Resources, Kenmare Resources plc, Lynas Rare Earth Ltd., MP Materials Corp, Neo Performance Materials, NexGen Energy, Paladin Energy, Peninsula Energy, Rare Element Resources Ltd., Texas Mineral Resources Corp., Tronox Holdings Plc, Ucore Rare Metals Inc., Uranium Energy Corp, and Ur-Energy. The closing prices of Energy Fuels' Common Shares on December 31, 2025, 2024, 2023, 2022, and 2021 (or the last trading day prior thereto) were $14.54, $5.13, $7.19, $6.21 and $7.63, respectively.
PEO Total Compensation Amount	$ 2,601,728	$ 2,445,027	$ 2,060,136	$ 2,747,850	$ 1,252,750
PEO Actually Paid Compensation Amount	9,092,731	1,173,130	1,056,571	1,484,907	5,793,092
Non-PEO NEO Average Total Compensation Amount	1,584,301	1,011,421	1,175,670	686,862	421,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,181,340	747,315	891,365	427,754	1,275,744
Equity Valuation Assumption Difference, Footnote

Equity Grants in 2026 for Performance in 2025

Under the Company's LTIP and standard corporate practices, equity awards were made in January 2026 for performance during 2025, based on satisfaction of the various performance goals set out in the LTIP for 2025 for the NEOs and applying established bonus and equity thresholds that correspond to the individuals' respective employment classifications, as discussed above, for any other NEOs and salaried Company employees. See "Long-Term Incentives - Equity Compensation" in the Company's Compensation Analysis and Discussion, above. The following share-based equity grants (made in RSUs) and option-based equity grants (made in Performance-Based Options) were made in January 2026 for performance in 2025 and are not included in the Summary Compensation Table, above, which includes only equity grants made during the relevant fiscal years.

Name and Principal Position	Share Based Awards(1)	Option Based Awards(2)
Mark S. Chalmers Former CEO	$907,425	$387,789
Ross R. Bhappu President and CEO	$772,200	$330,000
David C. Frydenlund Executive VP and CLO	$542,786	$231,960
Nathan R. Bennett CFO	$258,863	$110,625
Timothy J. Carstens(3) Executive VP, Heavy Mineral Sands	Nil	Nil

Notes:

(1) The share-based awards were comprised of RSUs, which were granted in 2026 for performance in 2025, and which will appear in the Summary Compensation Table in the Proxy Statement Filed in 2026 as compensation for 2025. The fair value of each RSU award granted was calculated as the higher of (a) the closing trading price of the Common Shares on the NYSE American on the last trading day prior to the date of grant of the RSU, or (b) the VWAP of the Common Shares on the NYSE American for the five trading days ending on the last trading day prior to the date of grant of the RSU.

(2) Option-based awards granted in 2026 were in the form of Performance-Based Options (i.e., having a strike price set at a 10% premium to the FMV at the time of grant) granted in January 2026 for performance in 2025, and which will appear in the Summary Compensation Table in the Proxy Statement filed in 2027 as compensation for 2026. Each Performance-Based Option granted in 2026 for performance in 2025, which has vested, entitles the holder, on exercise, to be issued a fully paid and non-assessable Common Share of the Company. The fair value of each Performance-Based Option award granted, being $10.30/Performance-Based Option, was calculated using the Black Scholes valuation model. The Performance Based Options granted in 2026 are subject to a term of five years and vest as to 50% one year from the date of grant and as to 50% two years from the date of grant.

(3) Mr. Carstens' employment with the Company terminated on December 31, 2025. Mr. Carstens made the decision to step down after determining, in consultation with the Company, that his role in its pre-acquisition form was no longer required for genuine operational reasons. Mr. Carstens originally joined the Company by way of its acquisition of Base Resources on October 2, 2024.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Executive Compensation Actually Paid and the Cumulative Total Shareholder Return Over the Last Five Years

Over the last five years spanning December 31, 2020 through December 31, 2025, the Company's increase in TSR was 241.31% (an increase from $100.00 to $341.31 over that time period) compared to an increase of 120.73% (an increase from $100.00 to $220.73) for the Company's uranium peers. The Company's stronger performance relative to the peers is particularly noteworthy due to the fact that during that time period the Company has not only focused on maintaining a strong position in the uranium market but has also diversified into other commodities (most particularly HMS and REEs) to provide more protection in down uranium markets. A 241.31% TSR over a five-year period with the added diversification into other commodities besides uranium, particularly compared to a lesser performance by the Company's peer group as a whole during the same period, is viewed by the Company as significantly positive and was therefore taken into account, along with other factors, in connection with the increases in total compensation paid to the Company's President and CEO and other NEOs in 2025 compared to 2024. Other factors that contributed to increases in compensation levels for the President and CEO and other NEOs of the Company over the last five years were: the increase in the market capitalization of the Company and an increase in the size of other companies in the Company's peer group used for compensation decisions; and the success of the Company in a number of its initiatives, as more particularly set forth in the 2025 Subjective Factors described under 2025 STIP Goals and Performance, above.

Compensation Actually Paid vs. Net Income

Relationship Between Executive Compensation Actually Paid and Net Income Over the Last Five Years

The Company is in industries that are heavily dependent on the prices of uranium, REEs, HMS and vanadium. When these commodity prices are high, development, extraction, production and related operations have the potential to be in full swing. However, when these commodity prices are low, operations and other development activities may be curtailed, and properties and facilities may be placed on standby or even shut down. In addition, many of the Company’s projects are in the development or permitting stage and are generating negative cash flows at this time. During periods of low commodity prices, which the Company has experienced in varying degrees over the last several years, and with projects in the development and permitting stages, industry participants may face negative cash flows and losses and are often tasked with minimizing those negative cash flows and losses, while at the same time maintaining their valuable assets in a state of readiness for a ramp-up when commodity prices recover and/or project development is complete, all while continuing to grow and diversify their asset bases. As a result of this heavy reliance on commodity prices and large fluctuations in cash flows and income and losses, common performance metrics, such as net income, earnings per share, revenue growth, and earnings before interest, taxes, depreciation and amortization, etc. are not always meaningful to the Company at this stage in its growth and development. Further, the Company’s share price and TSR are heavily impacted by commodity price changes and expectations of future commodity price changes, which are often unrelated to net income and other typical performance measures for companies whose operations are on standby or in a negative cash-flow growth/diversification mode. As a result, the CAP to the CEO and other NEOs can be heavily influenced by the impact of share price fluctuations on unvested securities, which can often outweigh any impacts that changes in net income and other typical performance metrics may have on CAP.

As a result, the Company’s STIP and LTIP contain performance criteria tailored specifically to the Company in light of the general inability to rely on more standard performance indicators. The STIP sets short-term performance goals each year that are tied primarily to the Company meeting its annual budget, as set by the Board, as well as the objectives over the year as set out in the Company’s long-term strategic plan. Cash bonuses for NEOs are awarded each year based on performance relative to the STIP performance goals for the year, as determined by the Board in January of the following year.

As also discussed in more detail above, the LTIP sets long-term performance goals each year tailored specifically to the Company that have implications beyond the current year. Equity awards for NEOs are awarded for each year based on performance relative to the LTIP performance goals for the year, as determined by the Board in January of the following year.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Executive Compensation Actually Paid and Net Cash Used in Operating Activities Over the Last Five Years

Although the Company does not rely on net cash used in operating activities, per se, in its compensation decisions, one of the performance goals in the Company’s STIP over the last several years has been related to how well management manages the Company’s annual cash flows within budget while achieving the budgeted initiatives. Accordingly, net cash used in operating activities is the most meaningful financial metric.

Tabular List, Table

Included in the table below are the most important performance measures used to link CAP to Company performance, by NEO, for the year ended December 31, 2025.

NEO	Total Shareholder Return(1)	Total Recurring and Non- Recurring Cash Flow(2)	Working Capital(3)	Company satisfies specified milestones for advancement of REE initiative(4)	Company satisfies specified milestones for advancement of radioisotope initiative(5)	Company secures additional activities expected to result in Net Cash Increment to Company beyond 2025(6)	Company obtains specified permitting milestones(7)	Company satisfies specified milestones for Mining Activities(8)
Mark S. Chalmers	☑	☑	☑	☑	☑	☑	☑	☑
Ross R. Bhappu	☑	☑	☑	☑	☑	☑	☑	☑
David C. Frydenlund	☑	☑	☑	☑	☑	☑	☑	☑
Nathan R. Bennett	☑	☑	☑	☑	☑	☑	☑	☑
Timothy J. Carstens	☑	☑	☑	☑	☑	☑	☑	☑

Notes:

(1) For more on this performance measure, refer to the Performance Graph "Comparison of 5-Year Cumulative Total Return" and 2025 LTIP Goals and Performance, "Total Shareholder Return Performance," above.

(2) For more on this performance measure, refer to 2025 STIP Goals and Performance, "Total Recurring and Non-Recurring Cash Flow, plus Minimum Liquid Working Capital Balance," above.

(3) For more on this performance measure, refer to 2025 STIP Goals and Performance, "Total Recurring and Non-Recurring Cash Flow, plus Minimum Liquid Working Capital Balance," 2024 LTIP Goals and Performance, "Secure Additional Activities that are Expected to Result in a Net Cash Increment to the Company Beyond 2024," and the STIP and LTIP subjective component, "Strong Working Capital Position," above.

(4) For more on this performance measure, refer to 2025 STIP Goals and Performance, "ESG Goal: Advance REE Initiative" and "ESG Goal: Advance South Bahia Project," 2025 LTIP Goals and Performance, "ESG Goal: Advance Long Term REE Initiatives" and the STIP and LTIP subjective components, "M&A Activity," "Advancing Toliara," "Advancing Toward FIC for Donald Project," "REE Program Advancement" and "Expanded the Management Team," above.

(5) For more on this performance measure, refer to 2025 STIP Goals and Performance, "ESG Goal: Advance TAT Development and Permitting," and the STIP and LTIP subjective components, "M&A Activity," and "TAT Program" and "Expanded the Management Team," above.

(6) For more on this performance measure, refer to 2025 LTIP Goals and Performance, "Secure Additional Activities that are Expected to Result in a Net Cash Increment to the Company Beyond 2025" and the STIP and LTIP subjective component, "Uranium Sales," above.

(7) For more on this performance measure, refer to 2025 LTIP Goals and Performance, "Scalability of Production" and the STIP and LTIP subjective component, "Permitting," above.

(8) For more on this performance measure, refer to 2025 STIP Goals and Performance, "Uranium Mining and Production," "Advance Development at Nichols Ranch," 2025 LTIP Goals and Performance, "Expand Uranium Resource Base," and the STIP and LTIP subjective components, "Uranium and Uranium/Vanadium Mining," "Navajo Nation Discussions," "Development Activities" and "Permitting," above.

Total Shareholder Return Amount	$ 341.31	120.42	168.78	145.77	179.11	$ 100
Peer Group Total Shareholder Return Amount	220.73	147.44	174.83	148.64	180.61	$ 100
Net Income (Loss)	$ (86,111)	$ (47,841)	$ 99,756	$ (59,944)	$ 1,448
Company Selected Measure Amount	89,480	43,973	15,409	49,702	29,294
PEO Name	Mark S. Chalmers
Pension Benefits Adjustments, Footnote

Pension Plan Benefits and Deferred Compensation Plans

The Company does not provide defined pension plan benefits or any other pension plans that provide for payments or benefits following or in connection with retirement to its Directors or officers.

The Company does not have any deferred compensation plans relating to its NEOs.

The Company has a 401(k) plan for the benefit of all its employees. Under the 401(k) plan, employees are entitled to contribute up to statutorily permitted amounts, and the Company matches 100% of contributions up to the first 3% of base salary and 50% of contributions up to the next 2% of base salary made by each employee into such employee's 401(k) plan.

Measure:: 1
Pay vs Performance Disclosure
Name	net income (loss)
Principal Executive Officer Amounts Reported In Summary Compensation Table For Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,295,736	$ 1,187,933	$ 1,061,280	$ 1,894,000	$ 510,000
Principal Executive Officer Aggregate Change In Value Of Accumulated Benefits Under Pension Plan And Executive Survivor And Supplemental Retirement Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Principal Executive Officer Fair Value Of Stock Awards As Determined In Accordance With Securities Exchange Commission Compensation Actually Paid Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,786,739	(83,964)	57,715	631,057	5,050,342
Principal Executive Officer Value Of Service Cost And Prior Service Cost Attributable To Executive Under Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Named Executive Officers Amounts Reported In Summary Compensation Table For Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	823,695	538,154	351,311	349,708	123,521
Named Executive Officers Aggregate Change In Value Of Accumulated Benefits Under Pension Plan And Executive Survivor And Supplemental Retirement Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Named Executive Officers Fair Value Of Stock Awards As Determined In Accordance With Securities Exchange Commission Compensation Actually Paid Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,420,734	274,048	67,006	90,600	978,177
Named Executive Officers Value Of Service Cost And Prior Service Cost Attributable To Executive Under Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount